Note 7 - Term Loans and Convertible Promissory Notes (Details Textual)									1 Months Ended								3 Months Ended	9 Months Ended		12 Months Ended
	May 03, 2019 shares	Sep. 27, 2018 USD ($)	Mar. 29, 2018 USD ($)	Nov. 01, 2016	Mar. 31, 2016 USD ($)	Jan. 29, 2016 USD ($)	Nov. 25, 2015	Nov. 24, 2015 USD ($) shares	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($) shares	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jan. 31, 2016 shares	Nov. 30, 2015 shares
Loans Payable, Total												$ 4,200,000								$ 4,200,000
Restricted Cash, Total														$ 55,000			$ 253,000	$ 253,000	$ 55,000
Interest Expense, Total																		2,864,000	767,000	992,000	$ 515,000
Gain (Loss) on Extinguishment of Debt, Total																		11,000
Proceeds from Notes Payable, Total										$ 3,200,000
Debt Conversion, Converted Instrument, Shares Issued | shares										367,041
Debt Instrument, Convertible, Beneficial Conversion Feature																	2,100,000
Embedded Derivative, Fair Value of Embedded Derivative Liability																	$ 0	$ 0
Conversion of Notes into Series B Convertible Preferred Stock [Member] | Alliqua Biomedical, Inc. [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares	367,041
Domain [Member]
Debt Instrument, Face Amount									$ 300,000														$ 600,000
Modified March 2019 and Modified December 2018 Notes [Member]
Debt Instrument, Convertible, Preferred Stock Proceeds Trigger																				5,000,000
Debt Instrument, Convertible, Common Stock Proceeds Trigger																				$ 5,000,000
Debt Instrument, Convertible, Conversion Ratio																				80
Debt Instrument, Conversion to Cash in Case of Change in Control												200.00%					200.00%	200.00%		200.00%
Financing Threshold, Proceeds to Convert Notes to Equity																				$ 5,000,000
Modified March 2018, September 2018, December 2018, and March 2019 Notes [Member]
Probability of Qualified Financing Occurring												0.00%								0.00%
Amortization of Debt Discount (Premium)																				$ 223,000	0
Probability of Change in Control Occurring												0.00%								0.00%
Modified March 2018 and Modified September 2018 Notes [Member]
Debt Instrument, Convertible, Conversion Ratio																				80
Debt Instrument, Conversion to Cash in Case of Change in Control												200.00%								200.00%
Gain (Loss) on Extinguishment of Debt, Total													$ 11,000
Financing Threshold, Proceeds to Convert Notes to Equity																				$ 5,000,000
Debt Instrument, Conversion to Cash in Case of Change in Control, Premium												100.00%								100.00%
Voting Rights Transferred to be Considered a Change in Control												50.00%								50.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability												$ 0								$ 0		$ 0
Amortization of Debt Discount (Premium)													641,000
Release of Derivative Liabilities													$ 653,000
Modified March 2018 and Modified September 2018 Notes [Member] | Convert Notes and Accrued Interest to Series B Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 0.3133
Convertible Promissory Note Issued on March 29, 2019 [Member]
Probability of Qualified Financing Occurring			30.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability			$ 496,000
Debt Instrument, Convertible, Remaining Discount Amortization Period			1 year
Debt Instrument, Unamortized Discount, Current			$ 496,000
Probability of Change in Control Occurring			15.00%
Convertible Promissory Note Issued September 27, 2018 [Member]
Probability of Qualified Financing Occurring		40.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability		$ 368,000
Debt Instrument, Convertible, Remaining Discount Amortization Period		1 year
Debt Instrument, Unamortized Discount, Current		$ 369,000
Probability of Change in Control Occurring		0.00%
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								11,829																	131,810	197,715
Oxford Finance, LLC [Member]
Debt Instrument, Face Amount								$ 10,000,000
Oxford Finance, LLC [Member] | Term Loan A [Member]
Debt Instrument, Face Amount								3,000,000
Proceeds from Issuance of Debt								3,000,000
Debt Issuance Costs, Gross								141,000
Loans Payable, Total												2,300,000					$ 1,400,000	$ 1,400,000		2,300,000
Debt Issuance Costs, Net, Total								141,000
Long-term Debt, Total												2,300,000								2,300,000	2,800,000
Oxford Finance, LLC [Member] | Term Loan B [Member]
Debt Instrument, Face Amount								2,000,000
Proceeds from Issuance of Debt						$ 2,000,000
Loans Payable, Total												1,500,000					$ 1,000,000	1,000,000		1,500,000
Debt Issuance Costs, Net, Total								$ 3,000
Long-term Debt, Total												$ 1,500,000								1,500,000	$ 1,900,000
Oxford Finance, LLC [Member] | Term Loans [Member]
Debt Instrument, Interest Rate, Stated Percentage								7.06%
Debt Instrument, Prepayment Fee Before First Anniversary,Percentage								3.00%
Debt Instrument, Prepayment Fee if Company is Acquired Within Six Months of Closing, Percentage								1.00%
Debt Instrument, Prepayment Fee Between First and Second Anniversary, Percentage								2.00%
Debt Instrument, Prepayment Fee After Second Anniversary, Percentage								1.00%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid, Percentage								4.25%
Long-term Debt, Principal and Interest Payments, Term				3 years
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid															$ 200,000	$ 100,000
Debt Instrument, Periodic Payment, Increase (Decrease) of Interest-Only Payments															150 days	1 year
Debt Instrument, Periodic Payment, Increase (Decrease) of Periodic Payments															1 year 90 days	1 year 330 days
Interest Expense, Debt, Total																		$ 436,000	482,000
Oxford Finance, LLC [Member] | Term Loans [Member] | Domain [Member]
Proceeds from Noncontrolling Interests											$ 20,000,000
Restricted Cash, Total											200,000
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid											$ 50,000													$ 20,000
Oxford Finance, LLC [Member] | Term Loans [Member] | Convertible Promissory Note of 1.5 Million [Member]
Debt Instrument, Increase of Interest-Only Periodic Payments Upon Entering Into a Merger														60 days
Debt Instrument, Increase of Periodic Payments Following Merger														330 days
Debt Instrument, Increase of Periodic Payments Following the Closing of a Convertible Note												300 days
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid												$ 35,000		$ 25,000					$ 25,000	35,000
Debt Instrument, Increase of Interest-Only Periodic Payments Upon Closing of Convertible Note												30 days		30 days
Proceeds from Convertible Debt												$ 1,500,000		$ 1,500,000
Oxford Finance, LLC [Member] | Term Loans [Member] | London Interbank Offered Rate (LIBOR) Swap Rate [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate							0.19%	0.19%
Oxford Finance, LLC [Member] | Term Loan C [Member]
Debt Instrument, Face Amount								$ 5,000,000
Proceeds from Issuance of Debt					$ 0
Debt Instrument, Unused Borrowing Capacity, Amount					5,000,000
Debt Instrument, Unused Borrowing Capacity, Expired					$ 5,000,000
Majority Investors [Member]
Debt Instrument, Face Amount												$ 4,500,000								$ 4,500,000
Debt Instrument, Interest Rate, Stated Percentage												8.00%					8.00%	8.00%		8.00%
Majority Investors [Member] | Second Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total									$ 500,000	$ 5,000,000